Expenses by nature - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature
Salaries and wages	€ 29,896	€ 30,233
Social security contributions, Expenses for pension plans and other special company benefits	4,371	2,967
Expense recognized for defined contribution plans	1,623	1,692	€ 821
Utilities expense	2,539	2,558	1,439
Other R&D expenses	1,007	1,938	1,927
Cafeteria expenses	274	256	162
Other small expense	€ 469	€ 195	€ 189